Project debt, Details of project debt (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Project debt [Abstract]
Cash held to satisfy non-recourse debt agreements	$ 249,000	$ 296,000
Non-current	4,204,804	4,826,659
Current	792,616	264,455
Total Project debt	$ 4,997,420	$ 5,091,114